Consolidated Statements of Cash Flows - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Cash flows from operating activities:
Net loss		$ (8,949)	$ (6,244)	$ (2,007)
Adjustments to the profit or loss items:
Depreciation and amortization		147	5	4
Loss (gain) from sale of equipment		(7)	1
Cost of share-based payment		604	862	327
Finance expenses (income), net		(748)	525	2
Impairment loss of intangible assets		273
Impairment loss of goodwill		160
Aborted public offering costs		53
Tax benefit		(60)
Gain from sale of investments in investees				(34)
Profit loss		422	1,393	299
Working capital adjustments:
Increase in other accounts receivable		(99)	(143)	(110)
Increase in trade payables		177	349	233
Increase in other accounts payable		649	66	111
Increase in related parties		668
Working capital		1,395	272	234
Net cash used in operating activities		(7,132)	(4,579)	(1,474)
Cash flows from investing activities:
Investment in restricted bank deposits		(10)	(11)
Purchase of property and equipment		(17)	(44)	(4)
Proceeds from sale of property and equipment		44	2
Proceeds from sale of an investment in previously consolidated subsidiary	[1]			(1)
Grant of convertible loans		(2,125)
Acquisition of initially consolidated subsidiary	[2]	14
Net cash used in investing activities		(2,094)	(53)	(5)
Cash flows from financing activities:
Proceeds from issue of share capital (net of issuance expenses)			13,193
Proceeds from exercise of share options				914
Issue of convertible debentures (net of issuance expenses)		1,481
Prepaid public offering costs		(36)	(18)	(349)
Receipt of short-term credit from others		91
Net cash provided by financing activities		1,536	13,175	565
Exchange rate differences on cash and cash equivalents and restricted deposits in foreign currency		301	(527)	(8)
Exchange rate differences on translation differences on cash and cash equivalents		(321)	503	25
Exchange rate differences, Total		(20)	(24)	17
Increase (decrease) in cash and cash equivalents		(7,710)	8,519	(897)
Cash and cash equivalents at the beginning of the period		9,195	676	1,573
Cash and cash equivalents at the end of the period		$ 1,485	$ 9,195	$ 676

[1]	Proceeds from sale of an investment in previously consolidated subsidiary
[2]	Acquisition of initially consolidated subsidiary